REIMBURSEMENT RIGHTS AND OBLIGATIONS	12 Months Ended
Dec. 31, 2019
REIMBURSEMENT RIGHTS AND OBLIGATIONS
REIMBURSEMENT RIGHTS AND OBLIGATIONS

NOTE 11 - REIMBURSEMENT RIGHTS AND OBLIGATIONS

	12/31/2019	12/31/2018
Current assets:
CCC	48,458	454,139

Non-current assets:
CCC	9,096,614	8,827,501
CCC - ECL Allowance	(3,681,067)	(3,025,329)
	5,415,547	5,802,172

Total reimbursement rights	5,464,005	6,256,311

Current liabilities:
PROINFA	1,796,753	1,250,619
Total repayment obligation	1,796,753	1,250,619

PROINFA - Electric power trading operations under PROINFA generated a positive net balance of R$ 546,134 in the year ended December 31, 2019 (negative R$ 96,041 in the year ended December 31, 2018), with no effect on the Company's net income for the year, and this amount is included in the Reimbursement Obligations item.

Fuel Consumption Account (CCC) Assets

As a result of the conclusion of the process of sale of the electric power distribution companies, Eletrobras recognized CCC credits that were recorded in the distribution companies' assets in accordance with the conditions established by the Investment Partnership Program Council (CPPI).

Additionally, Eletrobras recognized a provision for recoverability of some of these assets, classified as discontinued operation, notably due to the difference between these credits and their prospects for realization, based on the result of the inspection of CCC disbursements carried out by ANEEL and the technical notes approved by ANEEL on March 2020, see note 48.4, as well as on claims made by distributors and Eletrobras deemed to be likely to be accepted by ANEEL.

For the "inefficiency" portion from May 2016 to June 2017, the Company reviewed its expected realization and recorded a provision in the amount of R$ 747 million, classified as discontinued operation, in view of the expiry of MP 879. Eletrobras' Management will evaluate other measures aimed at ensuring the full realization of the credits assumed.

The Company records provisions on CCC reimbursement rights based on the expectation of receipt, considering the criteria for evaluating the assurance inspections carried out by Aneel.